Equity (Details) - Schedule of Placement of Perpetual Bond $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Placement of Perpetual Bond [Line Items]
Amount	$ 700
Principal Amount USD	700
AT1 Bond
Schedule of Placement of Perpetual Bond [Line Items]
Amount	$ 700
Interest Rate (Annual)	4.63%
Principal Amount USD	$ 700